Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,020,000.00
Previously Paid Amount	0.00
Total Fee Amount	417.06
Total Offset Amount	0.00
Net Fee	417.06
Narrative - Max Aggregate Offering Price	$ 3,020,000.00
Final Prospectus	true